Segment Information (Details) - Schedule of Net Property, Plant and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 61,479	$ 45,075
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	40,063	21,637
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	76	94
Rest of world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 21,340	$ 23,344